Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Feb. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

TICKER FMBPX

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 29, 2020

1. Under the section entitled "Fund Summary Information," please replace the first sentence in the third paragraph under the sub-section entitled "What are the Fund's Main Investment Strategies?," in its entirety with the following:

"The Underlying Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg Barclays Mortgage-Backed Securities Index (the "Index")."
Federated Mortgage Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

TICKER FMBPX

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 29, 2020

1. Under the section entitled "Fund Summary Information," please replace the first sentence in the third paragraph under the sub-section entitled "What are the Fund's Main Investment Strategies?," in its entirety with the following:

"The Underlying Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg Barclays Mortgage-Backed Securities Index (the "Index")."